Principal accounting policies (Lease liabilities are as at beginning of period reconciled to the operating lease commitments as at end of last period) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Principal accounting policies [abstract]
Operating lease commitments as at 31 December 2018		¥ 1,647,251
Less: Commitments relating to short-term leases and those leases with a remaining lease term ended on or before 31 December 2019		85,604
Adjustment related to non-variable rents		755,986
Add: Commitments relating to leases previously classified as finance leases as at 31 December 2018		1,758,970
Total undiscounted lease liabilities as at 1 January 2019 for adoption of IFRS 16		¥ 2,564,631
Weighted average incremental borrowing rate as at 1 January 2019		4.75%
Lease liabilities as at 1 January 2019	¥ 4,712,670	¥ 2,216,792